LONG - LIVED ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 870,780	$ 307,309
Total property, plant and equipment	761,042	305,271
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	454,303	215,995
Less: Accumulated depreciation	(109,738)	(2,038)
Total property, plant and equipment	761,042	305,271
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	134,144	73,202
Demonstration Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	113,985	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	72,346	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	17,124	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 78,879	$ 18,112